SCHEDULE I - PARENT COMPANY ONLY - CONDENSED STATEMENT OF CASH FLOW (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 26, 2022	Aug. 26, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net cash used in operating activities			$ (25,131)	$ (38,400)	$ (56,628)	$ 2,877	$ (13,450)
Cash flows from financing activities:
Proceeds from related party debt					11,700
Proceeds from the issuance of common equivalent preferred units						17,000	222,150
Proceeds from de-SPAC merger and PIPE financing					255,737
Payment of common equity issuance costs					(23,998)
Payment of preferred equity issuance costs					(1,250)
Common equivalent preferred dividends	$ (4,400)	$ (4,400)			(4,380)
Payment of taxes for net share settlement of equity awards			(1,841)	(477)	(477)	(162)
Proceeds from exercise of stock options			63		375
Net cash provided by financing activities			46,379	41,659	134,676	23,839	442,579
Net increase (decrease) in cash and cash equivalents and restricted cash			(835)	(4,683)	3,535	4,218	17,269
Cash and cash equivalents and restricted cash at beginning of period			26,405	22,870	22,870	18,652	1,383
Cash and cash equivalents and restricted cash at end of period			25,570	18,187	26,405	22,870	18,652
PARENT COMPANY ONLY
Cash flows from operating activities:
Net cash used in operating activities					(14,950)	(22,425)	(127,618)
Cash flows from financing activities:
Proceeds from related party debt					11,700
Proceeds from the issuance of common equivalent preferred units						17,000	222,150
Proceeds from de-SPAC merger and PIPE financing					255,737
Payment of common equity issuance costs					(23,998)
Payment of preferred equity issuance costs					(1,250)
Common equivalent preferred dividends					(4,380)
Payment of taxes for net share settlement of equity awards					(477)
Proceeds from exercise of stock options					375	(162)
Intercompany transactions, net					(223,700)	6,607	(94,532)
Net cash provided by financing activities					14,007	23,445	$ 127,618
Net increase (decrease) in cash and cash equivalents and restricted cash					(943)	1,020
Cash and cash equivalents and restricted cash at beginning of period			$ 77	$ 1,020	1,020
Cash and cash equivalents and restricted cash at end of period					$ 77	$ 1,020